UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21381
                                                     ---------------------------

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios, LP
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                      Date of fiscal year end: MAY 31, 2004
                                               ------------

                    Date of reporting period: AUGUST 31, 2004
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

First Trust Value Line(R)Dividend Fund
Portfolio of Investments
August 31, 2004 (Unaudited)



                                                                        MARKET
      SHARES                                                             VALUE
   ------------                                                       ----------
COMMON STOCKS - 99.1%
                  UTILITIES - 20.2%
    104,739       AGL Resources, Inc.                                $3,193,492
    119,289       ALLETE, Inc.                                        3,227,960
     78,450       Cinergy Corp.                                       3,175,656
     76,717       Consolidated Edison, Inc.                           3,237,457
     78,724       Constellation Energy Group, Inc.                    3,235,556
     48,810       Dominion Resources, Inc.                            3,167,281
    129,773       Energy East Corp.                                   3,162,568
     52,896       Entergy Corp.                                       3,189,629
     61,039       Equitable Resources, Inc.                           3,200,275
     87,631       Exelon Corp.                                        3,229,202
     46,150       FPL Group, Inc.                                     3,193,580
    107,886       Great Plains Energy, Inc.                           3,253,842
    124,556       Hawaiian Electric Industries, Inc.                  3,214,790
     83,157       KeySpan Corp.                                       3,168,282
    126,907       MDU Resources Group, Inc.                           3,219,631
    120,014       National Fuel Gas Company                           3,213,975
     77,851       New Jersey Resources Corp.                          3,180,213
     88,416       Nicor, Inc.                                         3,169,714
     65,751       NSTAR                                               3,208,649
     76,568       Peoples Energy Corp.                                3,181,400
     74,248       Piedmont Natural Gas Company, Inc.                  3,222,363
     76,071       Pinnacle West Capital Corp.                         3,210,957
    151,123       PNM Resources, Inc.                                 3,229,499
     72,844       Progress Energy, Inc.                               3,197,123
     78,043       Questar Corp.                                       3,174,789
     84,424       SCANA Corp.                                         3,203,047
     87,100       Sempra Energy                                       3,148,665
    105,368       The Southern Company                                3,197,919
    153,248       TransCanada Corp.                                   3,201,351
    130,448       Vectren Corp.                                       3,189,454
    110,954       WGL Holdings, Inc.                                  3,178,832
     97,410       Wisconsin Energy Corp.                              3,190,177
     68,487       WPS Resources Corp.                                 3,196,288
    180,984       Xcel Energy, Inc.                                   3,194,368
                                                                  --------------
                                                                    108,757,984
                                                                  --------------
                  BANKS - 19.4%
    123,292       AmSouth Bancorp                                     3,211,756
    101,216       Associated Banc-Corp.                               3,168,061
     71,412       Bank of America Corp.                               3,212,112
     77,280       Bank of Montreal                                    3,190,891
    112,575       Bank of Nova Scotia                                 3,085,681
     79,657       BB&T Corp.                                          3,185,483
     62,119       Canadian Imperial Bank of Commerce                  3,164,963
     94,328       Capitol Federal Financial                           3,188,286
     71,123       Charter One Financial, Inc.                         3,162,840
     47,719       City National Corp.                                 3,148,500
     52,631       Comerica, Inc.                                      3,165,755
     65,020       Commerce Bancshares, Inc.                           3,142,417
     62,524       Fifth Third Bancorp                                 3,114,320
     70,284       First Horizon National Corp.                        3,195,813
     91,620       First Midwest Bancorp, Inc.                         3,154,477
    119,110       Hibernia Corp., Class A                             3,198,103

Portfolio of Investments
August 31, 2004 (Unaudited)


                                                                        MARKET
      SHARES                                                             VALUE
   ------------                                                       ----------
COMMON STOCKS - (CONTINUED)
                  BANKS - (CONTINUED)
     78,646       Marshall & Ilsley Corp.                            $3,152,132
     66,666       Mercantile Bankshares Corp.                         3,173,302
     94,604       National Bank of Canada                             3,101,770
     83,930       National City Corp.                                 3,171,715
     75,815       North Fork Bancorporation, Inc.                     3,179,681
    126,147       Old National Bancorp                                3,142,322
     58,812       PNC Financial Services Group, Inc.                  3,156,440
    100,158       Regions Financial Corp.                             3,234,102
     67,796       Royal Bank of Canada                                3,070,481
     77,129       SouthTrust Corp.                                    3,189,284
     46,320       SunTrust Banks, Inc.                                3,154,392
    124,900       Synovus Financial Corp.                             3,172,460
     92,695       Toronto-Dominion Bank                               3,223,932
    123,921       Washington Federal, Inc.                            3,192,205
     81,717       Washington Mutual, Inc.                             3,173,071
     53,805       Wells Fargo & Company                               3,161,044
     84,923       Wilmington Trust Corp.                              3,154,040
                                                                   -------------
                                                                    104,491,831
                                                                   -------------
                  REITS - 11.9%
    102,132       Archstone-Smith Trust                               3,191,625
     52,318       Avalonbay Communities, Inc.                         3,160,007
     86,598       BRE Properties, Inc., Class A                       3,236,167
     95,468       Duke Realty Corp.                                   3,245,912
    112,736       Equity Office Properties Trust                      3,219,740
     97,953       Equity Residential                                  3,172,698
     70,899       Federal Realty Investment Trust                     3,217,397
    125,346       Health Care Property Investors, Inc.                3,177,521
     85,405       Healthcare Realty Trust, Inc.                       3,224,039
     63,619       Kimco Realty Corp.                                  3,201,308
     79,797       Liberty Property Trust                              3,228,587
     71,139       Mack-Cali Realty Corp.                              3,219,751
    123,678       New Plan Excel Realty Trust                         3,180,998
     82,398       Pennsylvania Real Estate Investment Trust           3,152,548
     95,641       Plum Creek Timber Company, Inc.                     3,159,979
     88,268       Prologis                                            3,190,888
     56,916       Simon Property Group, Inc.                          3,184,450
    150,978       United Dominion Realty Trust, Inc.                  3,205,263
    106,040       Washington Real Estate Investment Trust             3,216,193
     95,612       Weingarten Realty Investors                         3,214,475
                                                                    ------------
                                                                     63,999,546
                                                                    ------------
                  FOOD, BEVERAGE & TOBACCO - 10.0%
     60,305       Anheuser-Busch Companies, Inc.                      3,184,104
     68,339       Brown-Forman Corp., Class B                         3,245,419
     99,370       Cadbury Schweppes PLC, Sponsored ADR                3,244,431
    120,243       Campbell Soup Company                               3,121,508
     70,661       Coca-Cola Company                                   3,159,253
    120,610       ConAgra Foods, Inc.                                 3,159,982
     67,363       General Mills, Inc.                                 3,182,902
     83,048       H.J. Heinz Company                                  3,148,350
     65,275       Hershey Foods Corp.                                 3,151,477
     75,238       Kellogg Company                                     3,158,491

Portfolio of Investments
August 31, 2004 (Unaudited)
                                                                        MARKET
      SHARES                                                             VALUE
   ------------                                                       ----------
COMMON STOCKS - (CONTINUED)
                  FOOD, BEVERAGE & TOBACCO - (CONTINUED)
    100,604       Kraft Foods, Inc.                                  $3,146,893
     63,941       PepsiCo, Inc.                                       3,197,050
    140,869       Sara Lee Corp.                                      3,117,431
     67,986       The J.M. Smucker Company                            3,125,996
     52,896       Unilever NV                                         3,176,934
     91,620       Unilever PLC, Sponsored ADR                         3,192,041
     69,542       Universal Corp.                                     3,138,430
                                                                    ------------
                                                                     53,850,692
                                                                    ------------
                  ENERGY - 5.9%
     59,231       BP PLC, Sponsored ADR                               3,180,705
     33,106       ChevronTexaco Corp.                                 3,227,835
     43,151       ConocoPhillips                                      3,211,729
     69,634       Exxon Mobil Corp.                                   3,210,127
     89,139       Marathon Oil Corp.                                  3,233,072
     62,463       Occidental Petroleum Corp.                          3,226,214
     62,512       Royal Dutch Petroleum Company                       3,168,733
      1,965       Shell Transport & Trading Company PLC,
                   Sponsored ADR                                      3,188,050
     52,016       Sunoco, Inc.                                        3,198,984
     32,655       Total SA, Sponsored ADR                             3,199,863
                                                                    ------------
                                                                     32,045,312
                                                                    ------------
                  CAPITAL GOODS - 5.3%
     42,888       Caterpillar, Inc.                                   3,117,957
     51,083       Emerson Electric Company                            3,179,917
     96,429       General Electric Company                            3,161,907
     73,266       Harsco Corp.                                        3,288,178
     72,245       Hubbell, Inc., Class B                              3,117,372
     77,660       Lancaster Colony Corp.                              3,205,805
    105,333       Lincoln Electric Holdings, Inc.                     3,166,310
     99,059       Snap-On, Inc.                                       3,147,104
     72,560       Teleflex, Inc.                                      3,173,049
                                                                    ------------
                                                                     28,557,599
                                                                    ------------
                  INSURANCE - 5.3%
     99,873       Arthur J. Gallagher & Company                       3,181,954
     46,192       Chubb Corp.                                         3,141,518
     78,783       Cincinnati Financial Corp.                          3,178,894
     65,696       Jefferson-Pilot Corp.                               3,146,838
     69,496       Lincoln National Corp.                              3,148,169
     70,820       Marsh & McLennan Companies, Inc.                    3,164,946
     62,985       Mercury General Corp.                               3,158,698
     66,136       The Allstate Corp.                                  3,122,280
     74,881       Unitrin, Inc.                                       3,141,258
                                                                    ------------
                                                                     28,384,555
                                                                    ------------
                  MATERIALS - 4.1%
     61,670       Ashland, Inc.                                       3,171,688
    118,841       Bemis Company                                       3,140,968
     73,831       E. I. du Pont de Nemours and Company                3,120,098
     81,950       International Flavors & Fragrances, Inc.            3,157,534
     52,798       PPG Industries, Inc.                                3,155,736
    121,913       Sonoco Products Company                             3,158,766

Portfolio of Investments
August 31, 2004 (Unaudited)

                                                                        MARKET
      SHARES                                                             VALUE
   ------------                                                       ----------
COMMON STOCKS - (CONTINUED)
                  MATERIALS - (CONTINUED)
     66,638       Vulcan Materials Company                           $3,176,633
                                                                     -----------
                                                                     22,081,423
                                                                     -----------
                  HOUSEHOLD & PERSONAL PRODUCTS - 3.5%
     50,779       Avery Dennison Corp.                                3,155,915
     43,169       Fortune Brands, Inc.                                3,157,812
     47,813       Kimberly-Clark Corp.                                3,189,127
    117,428       Leggett & Platt, Inc.                               3,157,639
     56,732       Procter & Gamble Company                            3,175,290
     60,190       The Clorox Company                                  3,180,440
                                                                     -----------
                                                                     19,016,223
                                                                     -----------
                  PHARMACEUTICALS & BIOTECHNOLOGY - 3.5%
     76,550       Abbott Laboratories                                 3,191,370
     76,457       GlaxoSmithKline PLC, Sponsored ADR                  3,145,441
     49,045       Lilly (Eli) & Company                               3,111,905
     70,019       Merck & Company, Inc.                               3,148,754
     96,991       Pfizer, Inc.                                        3,168,696
     84,356       Wyeth                                               3,084,899
                                                                     -----------
                                                                     18,851,065
                                                                     -----------
                  TELECOMMUNICATION SERVICES - 2.9%
     58,779       ALLTEL Corp.                                        3,212,272
    119,923       BellSouth Corp.                                     3,209,139
    122,480       SBC Communications, Inc.                            3,158,759
    105,018       Telecom Corp. of New Zealand Ltd., Sponsored ADR    3,153,691
     81,087       Verizon Communications, Inc.                        3,182,665
                                                                     -----------
                                                                     15,916,526
                                                                     -----------
                  HEALTH CARE EQUIPMENT & SERVICES - 1.8%
    103,606       Baxter International, Inc.                          3,164,127
     55,594       Hillenbrand Industries, Inc.                        3,127,719
     54,699       Johnson & Johnson                                   3,178,012
                                                                     -----------
                                                                      9,469,858
                                                                     -----------
                  MEDIA - 1.2%
     76,218       Dow Jones & Company, Inc.                           3,128,749
     48,977       Knight-Ridder, Inc.                                 3,155,588
                                                                     -----------
                                                                      6,284,337
                                                                     -----------
                  DIVERSIFIED FINANCIALS - 1.2%
    124,409       Allied Capital Corp.                                3,158,744
     79,999       SLM Corp.                                           3,121,561
                                                                     -----------
                                                                      6,280,305
                                                                     -----------
                  AUTOMOBILES & COMPONENTS - 1.1%
     82,571       Genuine Parts Company                               3,130,267
     41,540       Magna International, Inc.                           3,093,899
                                                                     -----------
                                                                      6,224,166
                                                                     -----------
                  ELECTRIC UTILITIES - 0.6%
     68,250       Ameren Corp.                                        3,193,418
                                                                     -----------
                  COMMERCIAL SERVICES - 0.6%
     72,945       Pitney Bowes, Inc.                                  3,177,484
                                                                     -----------

Portfolio of Investments
August 31, 2004 (Unaudited)

                                                                        MARKET
      SHARES                                                             VALUE
   ------------                                                       ----------
COMMON STOCKS - (CONTINUED)
                  HOTELS, RESTAURANTS & LEISURE - 0.6%
    65,902        Polaris Industries, Inc.                         $  3,107,938
                                                                   ------------
                  TOTAL COMMON STOCKS                               533,690,262
                                                                   -------------
                  (Cost $484,537,466)

                  TOTAL INVESTMENTS - 99.1%                         533,690,262
                  (Cost $484,537,466)*

                  NET OTHER ASSETS & LIABILITIES - 0.9%               5,078,510
                                                                   -------------
                  NET ASSETS - 100.0%                              $538,768,772
                                                                   =============

--------------------------------------------------------------------------------
                 *    Aggregate cost for federal tax purposes.
               ADR    American Depository Receipt
              REIT    Real Estate Investment Trust

                     First Trust Value Line(R) Dividend Fund
                           August 31, 2004 (Unaudited)


1.       VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities trading on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the computation of a Fund's NAV. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

2.       UNREALIZED APPRECIATION/(DEPRECIATION)

On August 31, 2004, net unrealized appreciation for Federal tax purposes was $49,152,796, consisting of $52,716,245 aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and $3,563,449 aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST VALUE LINE(R) DIVIDEND FUND


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date  OCTOBER 28, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date  OCTOBER 28, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Chief Financial Officer
                           (principal financial officer)

Date  OCTOBER 28, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.